Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
C000100075
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000210967
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000210964
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030705
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030706
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063060
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063061
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063063
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063064
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000030657
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063057
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063058
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000100078
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030750
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030751
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030680
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030681
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000100083
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030660
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030661
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000140956
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000140957
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000088087
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000088088
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000100086
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000100087
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000075557
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000075558
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030760
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030761
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030763
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030620
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030621
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030623
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030710
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030711
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030713
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000112664
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030670
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030671
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063051
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000063048
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000063050
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030546
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030547
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030549
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030600
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030601
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000112668
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030725
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030726
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030755
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030756
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030551
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030552
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030554
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000119619
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030615
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030616
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030618
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030581
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030582
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030584
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000100071
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030630
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030631
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030633
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030635
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030636
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030638
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000112671
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000210971
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000210968
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030675
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030676
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030695
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030696
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030698
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030700
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030701
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030703
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030576
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030577
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030579
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030650
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030651
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030653
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000154912
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000154913
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030586
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000030587
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030589
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000100091
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	$ 20,584	$ 16,844	$ 20,633	$ 17,406	$ 14,973		$ 11,827	$ 13,056	$ 10,531	$ 9,764		$ 10,000
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
Account Value	$ 10,982	10,462	9,659	10,704	10,855	10,444	$ 10,000
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
Account Value	$ 10,982	10,462	9,659	10,704	10,855	10,444	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835	10,863	10,436	10,043		10,000
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835	10,863	10,436	10,043		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073		10,758	12,538	9,858	9,434		10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073		10,758	12,538	9,858	9,434		10,000
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835	10,863	10,436	10,043		10,000
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835	10,863	10,436	10,043		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715
Account Value	$ 12,715	12,113	11,183	12,393	12,569	12,092		11,241	10,896	10,632	10,136		10,000
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715
Account Value	$ 12,715	12,113	11,183	12,393	12,569	12,092		11,241	10,896	10,632	10,136		10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138		10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138		10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176		10,798	12,526	10,018	9,919		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $11,492
Account Value	$ 11,492	10,690	9,733	12,180	12,498	10,564	10,000
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $11,492
Account Value	$ 11,492	10,690	9,733	12,180	12,498	10,564	$ 10,000
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $14,293
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139		11,094	12,987	9,460	8,508		10,000
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $14,293
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139		11,094	12,987	9,460	8,508		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973		11,827	13,056	10,531	9,764		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,292
Account Value	$ 11,292	11,153	10,568	12,149	12,339	11,477		10,557	10,556	10,195	9,932	$ 10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,292
Account Value	$ 11,292	11,153	10,568	12,149	12,339	11,477		10,557	10,556	10,195	9,932	$ 10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433		11,359	12,951	11,426	9,522		10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433		11,359	12,951	11,426	9,522		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Account Value	$ 20,539	18,464	15,974	18,924	16,592	14,537		11,834	12,770	10,724	9,811		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Account Value	$ 20,539	18,464	15,974	18,924	16,592	14,537		11,834	12,770	10,724	9,811		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
Account Value	$ 16,546	15,293	13,481	15,178	14,419	13,470		11,783	12,033	11,194	9,557		10,000
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
Account Value	$ 16,546	15,293	13,481	15,178	14,419	13,470		11,783	12,033	11,194	9,557		10,000
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $23,931
Account Value	$ 23,931	20,843	17,512	21,090	17,788	15,336		12,063	13,322	10,813	9,744		10,000
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $23,931
Account Value	$ 23,931	20,843	17,512	21,090	17,788	15,336		12,063	13,322	10,813	9,744		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020		11,455	13,146	12,190	9,253		10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020		11,455	13,146	12,190	9,253		10,000
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,521
Account Value	$ 16,521	15,163	13,381	13,485	12,818	12,429		11,441	11,390	10,940	9,931		10,000
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,521
Account Value	$ 16,521	15,163	13,381	13,485	12,818	12,429		11,441	11,390	10,940	9,931		10,000
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866		10,445	10,281	10,194	10,065		10,000
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866		10,445	10,281	10,194	10,065		10,000
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $8,572
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971		10,417	10,610	9,616	9,446		10,000
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $8,572
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971		10,417	10,610	9,616	9,446		10,000
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Account Value	$ 12,467	12,351	11,262	15,033	11,923	13,107		10,752	11,394	10,324	9,921		10,000
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Account Value	$ 12,467	12,351	11,262	15,033	11,923	13,107		10,752	11,394	10,324	9,921		10,000
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Account Value	$ 12,467	12,351	11,262	15,033	11,923	13,107		10,752	11,394	10,324	9,921		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890		11,767	12,827	11,285	9,617		10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890		11,767	12,827	11,285	9,617		10,000
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Account Value	$ 30,726	24,734	18,566	26,006	22,208	16,623		12,525	13,633	10,487	10,155		10,000
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Account Value	$ 30,726	24,734	18,566	26,006	22,208	16,623		12,525	13,633	10,487	10,155		10,000
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Account Value	$ 30,726	24,734	18,566	26,006	22,208	16,623		12,525	13,633	10,487	10,155		10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628		12,163	13,411	10,978	9,862		10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628		12,163	13,411	10,978	9,862		10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628		12,163	13,411	10,978	9,862		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020		11,455	13,146	12,190	9,253		10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020		11,455	13,146	12,190	9,253		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $9,459
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058		10,442	10,531	9,797	9,643		10,000
Brighthouse Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index $25,812
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203		11,908	13,045	10,657	9,913		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $9,459
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058		10,442	10,531	9,797	9,643		10,000
Brighthouse Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index $25,812
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203		11,908	13,045	10,657	9,913		10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790		14,510	14,733	11,314	10,567		10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790		14,510	14,733	11,314	10,567		10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790		14,510	14,733	11,314	10,567		10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073		10,758	12,538	9,858	9,434		10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073		10,758	12,538	9,858	9,434		10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073		10,758	12,538	9,858	9,434		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378		10,494	10,628	10,318	9,856		10,000
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378		10,494	10,628	10,318	9,856		10,000
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378		10,494	10,628	10,318	9,856		10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208		10,490	10,618	9,887	9,685		10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769		11,609	12,247	10,636	9,879		10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890		11,767	12,827	11,285	9,617		10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890		11,767	12,827	11,285	9,617		10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890		11,767	12,827	11,285	9,617		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780	13,418	10,711	9,980		10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433		11,359	12,951	11,426	9,522		10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433		11,359	12,951	11,426	9,522		10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433		11,359	12,951	11,426	9,522		10,000
Brighthouse Index: Bloomberg U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index $10,885
Account Value	$ 10,885	$ 10,817	$ 10,392	$ 11,853	$ 12,128	$ 11,236		$ 10,518	$ 10,426	$ 10,191	$ 10,086		$ 10,000